DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	179,174,602,604	290,983,922,753	19,890,294,603
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	111,229,995,062	175,986,864,598	12,610,847,082
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	483,943,396	923,742,574	74,998,392
Series E Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	40,555,641,509	40,465,485,149	3,285,381,029
Series F Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,415,094,340
Stock Options and Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	128,116,666	129,116,666	129,116,666
Convertible Promissory Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	25,359,222,938	73,476,129,073	3,787,362,740